Property Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

	Land	Buildings	Equipment and machinery	Organoclay plant	Other	Total
	$	$	$	$	$	$
Cost
As at December 31, 2016	386	2,141	5,156	11,495	382	19,560
Additions	-	2	805	-	254	1,061
Write down	-	-	(399)	-	-	(399)
As at December 31, 2017	386	2,143	5,562	11,495	636	20,222
Additions	-	-	142	-	178	320
As at September 30, 2018	386	2,143	5,704	11,495	814	20,542

	Land	Buildings	Equipment and machinery	Organoclay plant	Other	Total
	$	$	$	$	$	$
Accumulated depreciation
As at December 31, 2016	-	76	447	431	104	1,058
Depreciation for the year	-	107	366	575	76	1,124
Disposition	-	-	(30)	-	-	(30)
As at December 31, 2017	-	183	783	1,006	180	2,152
Depreciation for the period	-	80	299	431	92	902
As at September 30, 2018	-	263	1,082	1,437	272	3,054

	Land	Buildings	Equipment and machinery	Organoclay plant	Other	Total
	$	$	$	$	$	$
Net book value
As at December 31, 2017	386	1,960	4,779	10,489	456	18,070
As at September 30, 2018	386	1,880	4,622	10,058	542	17,488